OTHER NON-CURRENT LIABILITIES - Held for trading derivatives not designated in hedge accounting relationships and Asset Retirement Obligations (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) agreement item	Dec. 31, 2015 USD ($) agreement	Dec. 31, 2017 JPY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 JPY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 JPY (¥)	Dec. 31, 2015 USD ($)
OTHER NON-CURRENT LIABILITIES
Gain (loss) on change in fair value of swaps	$ 201,000	$ (641,000)	$ (585,000)
Fair value liabilities					$ 1,128,000		$ 1,364,000
Number of solar parks acquired | item		23
Asset retirement obligations incurred					4,800,000		2,100,000
Accretion expenses on asset retirement obligations	108,000	$ 355,000
Not designated for hedging Outstanding receive floating pay fixed contracts, Japan, From 2015 to 2032
OTHER NON-CURRENT LIABILITIES
Total principal					34,443,000		33,282,000
Fair value liabilities					1,064,000		1,255,000
Not designated for hedging Outstanding receive floating pay fixed contracts, USA, From 2014 to 2019
OTHER NON-CURRENT LIABILITIES
Total principal					$ 19,764,000		$ 5,650,000
Interest rate (as a percent)				5.09%	5.09%	5.98%	5.98%
Fair value liabilities					$ 64,000		$ 139,000
Variable rate
OTHER NON-CURRENT LIABILITIES
Interest rate (as a percent)				4.82%	4.82%	3.63%	3.63%
Fixed rate
OTHER NON-CURRENT LIABILITIES
Interest rate (as a percent)				3.52%	3.52%	4.13%	4.13%
Fixed rate | Not designated for hedging Outstanding receive floating pay fixed contracts, Japan, From 2015 to 2032
OTHER NON-CURRENT LIABILITIES
Interest rate (as a percent)				2.93%	2.93%	2.93%	2.93%
Loan agreement maturing May 23, 2031
OTHER NON-CURRENT LIABILITIES
Total principal | ¥				¥ 547,200,000
Loan agreement maturing May 23, 2031 | Fixed rate | Interest rate swap
OTHER NON-CURRENT LIABILITIES
Interest rate (as a percent)				3.16%	3.16%
Loan agreement maturing May 31, 2032
OTHER NON-CURRENT LIABILITIES
Total principal | ¥				¥ 1,752,800,000
Loan agreement maturing May 31, 2032 | 6-months JPY TIBOR | Interest rate swap
OTHER NON-CURRENT LIABILITIES
Adjustment to interest rate basis (as a percent)				2.20%	2.20%
Loan agreement maturing May 31, 2032 | Fixed rate | Interest rate swap
OTHER NON-CURRENT LIABILITIES
Interest rate (as a percent)				3.08%	3.08%
Loan agreement maturing November 30, 2032
OTHER NON-CURRENT LIABILITIES
Total principal | ¥				¥ 1,570,000,000
Loan agreement maturing November 30, 2032 | 6-months JPY TIBOR | Interest rate swap
OTHER NON-CURRENT LIABILITIES
Adjustment to interest rate basis (as a percent)				2.00%	2.00%
Loan agreement maturing November 30, 2032 | Fixed rate | Interest rate swap
OTHER NON-CURRENT LIABILITIES
Interest rate (as a percent)				2.68%	2.68%
USD 5.65 Million Loan agreement
OTHER NON-CURRENT LIABILITIES
Number of loan agreements entered | agreement		3
Total principal							$ 5,650,000
Gain (loss) on change in fair value of swaps	(3,000)	$ 181,000
Loan agreement maturing December 8, 2027
OTHER NON-CURRENT LIABILITIES
Total principal					$ 20,200,000
Interest rate swap fixed rate						5.75%	5.75%
Loan agreement maturing December 8, 2027 | Fixed rate | Interest rate swap
OTHER NON-CURRENT LIABILITIES
Interest rate (as a percent)				5.00%	5.00%
Loan agreement maturing June 30, 2026
OTHER NON-CURRENT LIABILITIES
Total principal					$ 2,000,000
Interest rate swap fixed rate						6.00%	6.00%
Loan agreement maturing June 30, 2026 | Fixed rate | Interest rate swap
OTHER NON-CURRENT LIABILITIES
Interest rate (as a percent)				6.00%	6.00%
USD 5.65 Million Loan agreement, third loan
OTHER NON-CURRENT LIABILITIES
Interest rate swap fixed rate						6.27%	6.27%
USD 20.2 Million Loan agreement, third loan
OTHER NON-CURRENT LIABILITIES
Total principal					$ 20,200,000
Interest rate swap fixed rate				5.00%	5.00%
Sky Solar Japan KK ("SSJ") | JPY 2,300 Million Loan agreement
OTHER NON-CURRENT LIABILITIES
Number of loan agreements entered | agreement			2
Total principal								¥ 2,300,000,000	$ 19,100,000
Gain (loss) on change in fair value of swaps	$ 204,000	$ (744,000)
Sky Solar Japan KK ("SSJ") | JPY 2,300 Million Loan agreement | 6-months JPY TIBOR
OTHER NON-CURRENT LIABILITIES
Adjustment to interest rate basis (as a percent)								2.20%	2.20%
Sky Solar Japan KK ("SSJ") | Loan agreement maturing November 30, 2032
OTHER NON-CURRENT LIABILITIES
Number of loan agreements entered | agreement		1
Total principal						¥ 1,570,000,000	$ 13,500,000
Sky Solar Japan KK ("SSJ") | Loan agreement maturing November 30, 2032 | 6-months JPY TIBOR
OTHER NON-CURRENT LIABILITIES
Adjustment to interest rate basis (as a percent)						2.00%	2.00%